Events after the Reporting Period	9 Months Ended
Mar. 31, 2023
Events after the Reporting Period [Abstract]
Events after the reporting period

Note 19. Events after the reporting period

Management has considered subsequent events through July 10, 2023, which was the date in which these unaudited interim condensed consolidated financial statements were issued.

ValoraSoy acquisition

On April 24, 2023 (the “Closing Date”), Moolec Science SA (the “Company”) completed the acquisition of ValoraSoy S.A. (“ValoraSoy”) from the sellers in accordance with the share purchase agreement (“ValoraSoy SPA”) by and among the Company and the sellers (the “ValoraSoy Acquisition”). As a result of the ValoraSoy Acquisition, the Company acquired all of the issued and outstanding equity securities of ValoraSoy from the sellers, and ValoraSoy became a wholly owned subsidiary of the Company for total aggregate consideration of $2.6 million, in a combination of cash ($2.4 million of which $1.9 million were an immediate cash payment and $0.5 million will be paid in 6 months from the Closing Date) and equity (64,093 shares equivalent to $0.2 million which will be transferred in 12 months from the Closing Date). The acquisition agreement also included a contingent payment in a fixed amount of equity amounting to 384,558 shares equivalent to $1.7 million, which was determined to be a remuneration agreement for future services (the “earn-out”) and consequently it was excluded from the consideration and will be recognized as an expense over the required service period. The contingent payment is payable in shares over a three year period from 2024 to 2026 and subject to the achievement of certain EBITDA targets, as defined in the ValorSoy SPA Such payment is automatically forfeited on termination of employment.

ValoraSoy has more than 10 years of experience, specializes in the production of textured soy proteins and has a long history providing high-quality products and customized solutions to clients in more than 14 countries in 3 different continents. Its products are manufactured using various extrusion processes obtaining as a result vegetable proteins with texture and fibrousness similar to those of meat with various applications such as hamburgers, sausages, and other plant-based products. It has state-of-the-art processing facilities located in the Argentine soybean corridor, which helps maximize raw material origination, with an installed crushing capacity of 10 thousand tons of soybean per year, and a team with over 30 professional facility workers and engineers.

Under IFRS 3, this acquisition qualifies as a business combination and will be accounted for using the acquisition method of accounting.

The initial accounting for the business combination will be prepared at the time of the acquisition date. The Company will continue working on the disclosures required by IFRS 3 paragraphs 59 and B64 during the twelve months period following the acquisition date, that due to the fact of being a recent acquisition it is impracticable to make them at the moment of issuance of these consolidated financial statements.

The consideration of payment was measured at fair value, which was calculated as the sum of the acquisition-date fair values of the assets transferred, and the liabilities incurred.

Consideration of payment:
Immediate cash payment	1,931,112
Deferred payment (present value)	488,430
Shares to be issued (64,093 shares) (present value)	217,916
Total consideration	$2,637,458

Net assets incorporated
Current assets
Cash	$228
Accounts receivable	316,972
Other receivables	1,044,808
Inventory	532,231
Total current assets	$1,894,239
Non-current assets
Fixed Assets	1,138,026
Intangible Assets	3,824,054
Right of use of assets	43,507
Total non-current-assets	$5,005,587
Total assets	$6,899,826

Liabilities
Current liabilities
Accounts Payable	$1,384,980
Financial Debt	1,176,089
Other Liabilities	356,757
Total current liabilities	$2,917,826
Non-current liabilities
Financial Debt	119,464
Other Liabilities	177,367
Deferred Tax Liability	1,297,436
Total non-current liabilities	$1,594,267
Total Liabilities	$4,512,093

Net assets	$2,387,733

Goodwill	$249,725

The figures reported above could be subject to changes.

Goodwill is not expected to be deductible for tax purposes.

Debt Issuance through subsidiary

On April 27, 2023 the Company, through its wholly owned subsidiary (ValoraSoy), issued financial debt for a total amount of $2 million at 0% interest rate to be used for working capital and general corporate purposes.

Share Purchase Agreement with Nomura Securities International, Inc.

On April 14, the Company entered into a Share Purchase Agreement with Nomura Securities International, Inc. The Agreement provides for a committed equity financing facility under which the Company has the option, but not the obligation, to sell up to the equivalent of $50 million in aggregate gross purchase price of its ordinary shares to Nomura over a 36-month period, subject to the terms of the Agreement. The Company intends to use the proceeds from any future sales of securities under the financing facility, if it is utilized, for general corporate purposes.

Memorandum of Understanding with Bioceres Crop Solutions Corp.

On May 29, the Company subscribed to a Memorandum of Understanding with Bioceres Crop Solutions Corp. (“BIOX”) which contemplated discussions to enter into an Equity Subscription with maturity in three years. BIOX would make an in kind subscription with up to 20,000 tons of HB4® soybean in a mutually agreed delivery schedule. In exchange the Memorandum of Understanding considers a Principal of up to $14 million, a Payment In Kind interest (or “PIK”) of 9%, and a Strike of $11/share. At maturity the Company would have the option to pay the Principal and PIK amount in cash or shares. BIOX may convert the instrument to common shares prior to maturity only if Company’s share is above $11.